Company level financial information - Condensed statement of financial position (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Investments in subsidiaries
Non-current assets	¥ 3,543,708	¥ 3,209,226
Current assets
Other investments	205,329	210,523
Other receivables	73,693	47,918
Cash and cash equivalents	6,489,213	5,348,492
Term deposits	581,715	236,878
Total current assets	9,904,005	8,072,562
Total assets	13,447,713	11,281,788
EQUITY
Share capital	95	92
Additional paid-in capital	7,254,871	7,982,824
Other reserves	1,106,718	993,307
Accumulated losses	539,331	(1,944,581)
Total equity	8,918,268	7,027,400	¥ 6,652,154	¥ (323,046)
Non-current liabilities
Deferred income	33,080	14,488
Total non-current liabilities	643,850	465,717
Current liabilities
Other payables	3,019,302	3,072,991
Deferred income	6,778	6,295
Total current liabilities	3,885,595	3,788,671
Total liabilities	4,529,445	4,254,388
Total equity and liabilities	13,447,713	11,281,788
Parent company
Investments in subsidiaries
-Cost-accounted investments in subsidiaries	2,300,637	2,112,276
-Amounts due from subsidiaries	1,443,759	1,968,572
Non-current assets	3,744,396	4,080,848
Current assets
Other investments		1,874
Other receivables	7,703	65,907
Cash and cash equivalents	1,225,474	646,921	¥ 925,638	¥ 153,889
Term deposits	361,371	201,342
Total current assets	1,594,548	916,044
Total assets	5,338,944	4,996,892
EQUITY
Share capital	95	92
Additional paid-in capital	7,257,080	7,982,824
Other reserves	(1,242,585)	(1,627,210)
Accumulated losses	(726,810)	(1,440,512)
Total equity	5,287,780	4,915,194
Non-current liabilities
Deferred income	8,821	14,488
Total non-current liabilities	8,821	14,488
Current liabilities
Other payables	35,565	60,915
Deferred income	6,778	6,295
Total current liabilities	42,343	67,210
Total liabilities	51,164	81,698
Total equity and liabilities	¥ 5,338,944	¥ 4,996,892